Employee Future Benefits (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Cumulative amount of actuarial net losses	$ 5,793	$ 5,143				$ 4,084
Weighted average duration of defined benefit obligation	15 years 9 months 18 days
Pension benefit obligation	$ 15,341
German Subsidiary [Member]
Disclosure of defined benefit plans [line items]
Defined contribution plan, expenses	$ 38	$ 54
Pension Benefit Plans [Member]
Disclosure of defined benefit plans [line items]
Discount rate	0.60%	1.10%	0.80%	1.10%	1.80%
Pension benefit obligation	$ 14,068
Pension Benefit Plans [Member] | Forecast [Member]
Disclosure of defined benefit plans [line items]
Discount rate	0.50%
Pension Benefit Plans [Member] | Addition Expected Inflation [Member]
Disclosure of defined benefit plans [line items]
Discount rate	1.75%